Other Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Financial Information [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 270
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2015	196
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2016	140
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2017	87
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2018	51
Other current assets	1,021	651
Pension assets	438
Noncurrents assets	10,107	10,183
Embedded Computing and Power [Member]
Other Financial Information [Line Items]
Other current assets	408
Noncurrents assets	$ 190